Equity Instruments at Fair Value Through Profit or Loss. Prisma Medios De Pago Sa - Summary of Equity Instruments at Fair Value Through Profit or Loss (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	$ 3,213,841	$ 2,614,136
TOTAL EQUITY INSTRUMENTS	3,213,841	2,614,136
Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	2,869,833	2,117,754
Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	344,008	496,382
Other [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	1,303	230,000
Other [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss		19,718
Cedear Exxon Mob [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss		106,082
Cedear Berkshire Hathaway Inc [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss		89,156
Cedear Bioceres Crop Solutions Corp. [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss		11,126
Cedear McDonald [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss		67,049
Cedear Unitedhealth Group Inc. [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss		8,144
Level 3 [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	2,077,832	2,133,089
Level 3 [member] | Mercado Abierto Electrnico SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	1,669,450	1,440,372
Level 3 [member] | C.O.E.L.S.A. [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	242,424	272,678
Level 3 [member] | AC Inversora SA [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	39,182	60,983
Level 3 [member] | SEDESA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	37,638	66,301
Level 3 [member] | Mercado a Término Rosario SA [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	44,978
Level 3 [member] | Provincanje SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	15,290	45,173
Level 3 [member] | Acindar SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	1,445
Level 3 [member] | Sociedad de Telecomunicaciones Financieras Interbancarias Mundiales [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	26,122	17,582
Level 1 [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	1,136,009	481,047
Level 1 [member] | Matba Rofex SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	814,957
Level 1 [member] | Pampa Energa SA [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	3,166	2,247
Level 1 [member] | Banco Latinoamericano de Comercio Exterior SA [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	146,084	65,260
Level 1 [member] | Cedear Vista Oil Gas [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	125,423	45,811
Level 1 [member] | Cedear Pepsico [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	40,694	58,498
Level 1 [member] | Cedear Thermo Fisher Scientific Inc. [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	$ 5,685	$ 7,956